Events subsequent to the reissuance of the financial statement (unaudited)	Feb. 06, 2024
Events subsequent to the reissuance of the financial statement (unaudited) [Abstract]
Events subsequent to the reissuance of the financial statement (unaudited)

8. Events subsequent to the reissuance of the financial statement (unaudited)

In connection with the reissuance of the financial statement, the Company has evaluated subsequent events through November 13, 2024, the date the financial statement was available to be reissued.